FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             312 West State Street, Suite B
                             Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
-----------------------------
Kennett Square, PA
-----------------------------
As of November 14, 2000
-----------------------------
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  26

Form 13F Information Table Value Total:              $ 147,583 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.


FORM 13F INFORMATION TABLE

                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO     COM          002896207   12017.0    630400   SH       SOLE                 630400
ABERCROMBIE & FITCH CO     COM          002896207    1906.2    100000   SH       SOLE                 100000
ADMINISTAFF INC            COM          007094105    7721.4    102000   SH       SOLE                 102000
CIRCUIT CITY STORES INC    COM          172737108   11677.1    507700   SH       SOLE                 507700
CENTURA SOFTWARE CORP      COM          15640W103     105.0     30000   SH       SOLE                  30000
CIRCLE INTL GRP INC        COM          172574105    1842.2     60900   SH       SOLE                  60900
CSG SYS INTL INC           COM          126349109    4657.4    160600   SH       SOLE                 160000
EGL INC.                   COM          268484102   11979.0    396000   SH       SOLE                 396000
EGGHEAD.COM INC            COM          282330109      26.1     11300   SH       SOLE                  11300
GENTEX CORP                COM          371901109   25357.5   1014299   SH       SOLE                1014299
GENTEX CORP                COM          371901109    5880.0    235200   SH       SOLE                 235200
INVESTMENT TECH GRP INC    COM          461450108   11665.1    292085   SH       SOLE                 292085
INVESTMENT TECH GRP INC    COM          461450108     399.4     10000   SH       SOLE                  10000
CIRCUIT CITY STORES INC    CARMAX       172737306   11357.4   2489300   SH       SOLE                2489300
CIRCUIT CITY STORES INC    CARMAX       172737306    4239.9    929300   SH       SOLE                 929300
MOORE HANDLEY INC          COM          615762101      85.0     85000   SH       SOLE                  85000
NET PERCEPTIONS INC        COM          64107U101    4894.3   1037200   SH       SOLE                1018700
NET PERCEPTIONS INC        COM          64107U101     869.6    184300   SH       SOLE                 184300
QRS CORP                   COM          74726X105    6925.7    459800   SH       SOLE                 459800
QRS CORP                   COM          74726X105     594.9     39500   SH       SOLE                  39500
IMS HEALTH INC             COM          449934108   12601.5    607300   SH       SOLE                 607300
IMS HEALTH INC             COM          449934108    3423.7    165000   SH       SOLE                 165000
TRAVIS BOATS & MOTORS INC  COM          894363100    1779.9    482700   SH       SOLE                 482700
TRAVIS BOATS & MOTORS INC  COM          894363100     338.8     91900   SH       SOLE                  91900
TRIZETTO GROUP INC         COM          896882107    4812.7    310500   SH       SOLE                 310500
TRIZETTO GROUP INC         COM          896882107     426.2     27500   SH       SOLE                  27500